Share-Based Compensation (Schedule Of Share-Based Compensation Expense Related To Stock Options And Restricted Stock Awards) (Details) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense	$ 2,191,000	$ 583,000	$ 720,000	$ 1,077,000
Employees And Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			718,000	1,082,000
Employees And Directors [Member] | Selling, General And Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			564,000	825,000
Employees And Directors [Member] | Research And Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			154,000	257,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			2,000	(5,000)
Consultants [Member] | Selling, General And Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			0	(5,000)
Consultants [Member] | Research And Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share-based compensation expense			$ 2,000	$ 0